INCOME TAXES (Schedule of Components of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax asset for NOL carryforwards	$ 13,043,000	$ 11,574,000
Share-based compensation	$ 3,217,000	$ 3,564,000
Accrued expenses
Valuation allowance	$ (16,260,000)	$ (15,138,000)
Total